Pensions and Other Benefit Plans (Details 5) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 28, 2014	Dec. 29, 2013	Dec. 30, 2012
Retirement Plans [Member]
Change in Benefit Obligation
Projected benefit obligation - beginning of year	$ 21,488	$ 21,829
Service cost	882	906	722
Interest cost	1,018	908	878
Plan participant contributions	59	54
Amendments	(60)	35
Actuarial (gains) losses	5,395	(1,432)
Divestitures & acquisitions	(121)	8
Curtailments, settlements & restructuring	(53)	(15)
Benefits paid from plan	(813)	(751)
Effect of exchange rates	(906)	(54)
Projected benefit obligation - end of year	26,889	21,488	21,829
Other Benefit Plans [Member]
Change in Benefit Obligation
Projected benefit obligation - beginning of year	4,407	4,159
Service cost	211	196	175
Interest cost	197	151	165
Plan participant contributions	0	0
Amendments	(254)	7
Actuarial (gains) losses	1,030	296
Divestitures & acquisitions	0	0
Curtailments, settlements & restructuring	0	(11)
Benefits paid from plan	(493)	(373)
Effect of exchange rates	(17)	(18)
Projected benefit obligation - end of year	$ 5,081	$ 4,407	$ 4,159